VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—14.4%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,115	$1,208
3.000%, 8/15/48	4,100	4,895
2.000%, 2/15/50	975	958
1.375%, 8/15/50	1,595	1,345
1.625%, 11/15/50	455	409
1.875%, 2/15/51	1,450	1,384
U.S. Treasury Notes
0.250%, 5/31/25	800	786
1.500%, 2/15/30	2,715	2,742
0.875%, 11/15/30	820	780
1.625%, 5/15/31	1,670	1,695
Total U.S. Government Securities (Identified Cost $15,466)		16,202

Municipal Bonds—1.4%
California—0.3%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	252
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	155
		407

Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	216
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	32
Texas—0.6%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	255
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	85
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	200
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	98
		638

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	305
Total Municipal Bonds (Identified Cost $1,513)		1,598

Foreign Government Securities—1.7%
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(1)	200	225
Federative Republic of Brazil 3.875%, 6/12/30	210	212
	Par Value	Value

Foreign Government Securities—continued
Kingdom of Saudi Arabia 144A 3.250%, 10/22/30(2)	$200	$215
Oman Government International Bond 144A 7.375%, 10/28/32(2)	205	234
Republic of South Africa 4.850%, 9/27/27	210	226
Republic of Turkey 5.875%, 6/26/31	410	398
State of Qatar 144A 4.400%, 4/16/50(2)	200	243
United Mexican States 2.659%, 5/24/31	225	220
Total Foreign Government Securities (Identified Cost $2,004)		1,973

Mortgage-Backed Securities—25.7%
Agency—0.9%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	9	11
Pool #535371 6.500%, 5/1/30	1	1
Pool #590108 7.000%, 7/1/31	4	5
Pool #880117 5.500%, 4/1/36	23	26
Pool #938574 5.500%, 9/1/36	64	74
Pool #909092 6.000%, 9/1/37	10	12
Pool #909220 6.000%, 8/1/38	114	133
Pool #986067 6.000%, 8/1/38	3	4
Pool #AA7001 5.000%, 6/1/39	261	299
Pool #CA4978 3.000%, 1/1/50	436	456
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	11	12
		1,033

Non-Agency—24.8%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.15%) 144A 1.274%, 3/15/35(2)(3)	60	60
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(2)(3)	284	284
2019-D, A1 144A 2.956%, 9/25/65(2)(3)	243	245
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	335	360
2015-SFR1, A 144A 3.467%, 4/17/52(2)	199	211
2015-SFR2, C 144A 4.691%, 10/17/52(2)	125	136
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/26(2)(4)	$100	$100
2020-SFR1, A 144A 1.819%, 4/17/37(2)	110	111
2020-SFR1, B 144A 2.120%, 4/17/37(2)	255	257
2020-SFR2, C 144A 2.533%, 7/17/37(2)	100	102
2020-SFR2, D 144A 3.282%, 7/17/37(2)	250	258
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(2)(3)	84	85
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(2)(3)	82	82
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(3)	327	328
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(2)(3)	170	170
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	78	79
2019-2, A1 144A 3.347%, 4/25/49(2)(3)	75	76
Banc of America Funding Trust
2004-B, 2A1 2.648%, 11/20/34(3)	15	16
2005-1, 1A1 5.500%, 2/25/35	36	38
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	160	168
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(3)	100	104
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	105
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.795%, 3/15/37(2)(3)	225	224
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 2/15/29(2)(3)	340	340
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 10/15/36(2)(3)	154	154
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(3)	245	262
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(2)	536	538
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	196	199
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.076%, 5/25/34(3)	67	68
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	242	252
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(2)(3)	93	94
2019-RP1, A1 144A 3.500%, 1/25/66(2)(3)	102	106
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust Funding LLC
2019-3, A1 144A 2.764%, 8/25/49(2)(3)	$110	$110
2020-1, A1 144A 2.488%, 2/25/50(2)(3)	40	40
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(2)(3)	115	115
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(2)(3)	191	192
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	210	211
CoreVest American Finance Trust
2020-4, A 144A 1.174%, 12/15/52(2)	324	321
2018-2, A 144A 4.026%, 11/15/52(2)	96	101
2019-3, C 144A 3.265%, 10/15/52(2)	220	230
2020-1, A1 144A 1.832%, 3/15/50(2)	237	241
2020-3, A 144A 1.358%, 8/15/53(2)	323	319
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.98%) 144A 1.053%, 5/15/36(2)(3)	370	371
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(3)	299	306
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(3)	102	102
2021-NQM1, A1 144A 0.809%, 5/25/65(2)(3)	170	169
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(3)	55	55
2021-2, A3 144A 1.291%, 6/25/66(2)(3)	315	314
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(2)	100	100
2021-SFR1, D 144A 2.189%, 8/17/28(2)	335	335
2020-SFR2, B 144A 1.567%, 10/19/37(2)	425	422
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(2)(3)	86	87
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(3)	22	23
2018-1, A23 144A 3.500%, 11/25/57(2)(3)	23	23
2018-2, A41 144A 4.500%, 10/25/58(2)(3)	17	17
2019-H1, A1 144A 2.657%, 10/25/59(2)(3)	62	63
2020-H1, A1 144A 2.310%, 1/25/60(2)(3)	133	136
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(3)	76	76
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(2)(3)	52	53

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.873%, 2/15/38(2)(3)	$395	$395
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(2)	255	258
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	245	264
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(2)(3)	246	249
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(2)	205	203
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(2)(3)	165	167
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	43	44
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	130	133
2016-SH2, M2 144A 3.708%, 12/25/45(2)(3)	222	229
2017-1, A2 144A 3.498%, 1/25/47(2)(3)	96	97
2017-3, 2A2 144A 2.500%, 8/25/47(2)(3)	45	45
2017-5, A1 144A 3.090%, 10/26/48(2)(3)	99	102
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.073%, 12/15/37(2)(3)	190	190
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.873%, 5/15/36(2)(3)	215	215
LHOME Mortgage Trust
2019-RTL1, A1 144A 4.580%, 10/25/23(2)(3)	39	39
2021-RTL1, A1 144A 2.090%, 9/25/26(2)(3)	270	270
MetLife Securitization Trust
2017-1A, M1 144A 3.497%, 4/25/55(2)(3)	305	320
2019-1A, A1A 144A 3.750%, 4/25/58(2)(3)	228	235
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(3)	175	184
2019-1, M2 144A 3.500%, 10/25/69(2)(3)	155	167
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	360	383
2015-C22, AS 3.561%, 4/15/48	310	327
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(2)(3)	227	246
2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	235	259
2017-2A, A3 144A 4.000%, 3/25/57(2)(3)	114	122
	Par Value	Value

Non-Agency—continued
2018-2A, A1 144A 4.500%, 2/25/58(2)(3)	$190	$203
2021-NQ2R, A1 144A 0.941%, 9/25/58(2)(3)	203	203
2014-1A, A 144A 3.750%, 1/25/54(2)(3)	81	85
2015-2A, A1 144A 3.750%, 8/25/55(2)(3)	60	64
2016-1A, A1 144A 3.750%, 3/25/56(2)(3)	50	53
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	155	166
2019-NQM4, A1 144A 2.492%, 9/25/59(2)(3)	120	121
2020-1A, A1B 144A 3.500%, 10/25/59(2)(3)	328	345
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.142%, 5/25/55(2)(3)	155	155
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.817%, 3/25/35(3)	18	18
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	53	54
2018-EXP2, 1A1 144A 4.000%, 7/25/58(2)(3)	61	61
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(2)(3)	270	271
2020-2, A1 144A 3.671%, 8/25/25(2)(3)	128	129
2020-3, A1 144A 2.857%, 9/25/25(2)(3)	343	345
2020-6, A1 144A 2.363%, 11/25/25(2)(3)	358	359
2021-2, A1 144A 2.115%, 3/25/26(2)(3)	318	319
2021-3, A1 144A 1.867%, 4/25/26(2)(3)	213	214
Pretium Mortgage Credit Partners I LLC
2020-NPL3, A1 144A 3.105%, 6/27/60(2)(3)	264	267
2021-NPL1, A1 144A 2.240%, 9/27/60(2)(3)	244	244
Progress Residential Trust
2021-SFR2, D 144A 2.197%, 4/19/38(2)	280	280
2018-SFR2, B 144A 3.841%, 8/17/35(2)	100	100
2019-SFR2, A 144A 3.147%, 5/17/36(2)	332	338
2019-SFR3, B 144A 2.571%, 9/17/36(2)	235	238
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(3)	157	159
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.242%, 2/25/55(2)(3)	185	185

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(3)	$263	$267
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(2)(3)	254	254
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(3)	114	116
Sequoia Mortgage Trust 2013-8, B1 3.506%, 6/25/43(3)	46	47
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(2)(3)	359	361
2021-1, A3 144A 1.560%, 7/25/61(2)(3)(4)	280	280
Starvest Emerging Markets CBO I 2021-3, A3 144A 1.518%, 6/25/56(2)(3)	110	110
Towd Point Mortgage Trust
2016-4, B1 144A 3.860%, 7/25/56(2)(3)	310	338
2019-4, A2 144A 3.250%, 10/25/59(2)(3)	240	256
2016-3, M1 144A 3.500%, 4/25/56(2)(3)	525	543
2017-1, M1 144A 3.750%, 10/25/56(2)(3)	100	106
2017-4, A2 144A 3.000%, 6/25/57(2)(3)	335	352
2019-1, A1 144A 3.722%, 3/25/58(2)(3)	200	211
2018-6, A2 144A 3.750%, 3/25/58(2)(3)	600	637
2020-MH1, A2 144A 2.500%, 2/25/60(2)(3)	405	415
2019-2, A2 144A 3.750%, 12/25/58(2)(3)	190	203
2015-2, 1M1 144A 3.250%, 11/25/60(2)(3)	165	169
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.992%, 4/25/48(2)(3)	308	308
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(2)	196	196
2019-SFR1, C 144A 3.149%, 3/17/38(2)	190	197
2020-SFR2, D 144A 2.281%, 11/17/39(2)	210	209
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(2)	200	202
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(2)(3)	47	48
2021-NPL1, A2 144A 4.826%, 12/26/50(2)(3)	220	220
2021-NPL2, A1 144A 2.115%, 3/27/51(2)(3)	205	205
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(3)	188	188
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(2)(3)	88	88
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(2)(3)	243	243
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(2)(3)	$100	$102
2021-R3, A1 144A 1.020%, 4/25/64(2)(3)	103	103
2019-INV2, A1 144A 2.913%, 7/25/59(2)(3)	182	185
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	212	213
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	100	106
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(3)	142	145
		27,886

Total Mortgage-Backed Securities (Identified Cost $28,583)		28,919

Asset-Backed Securities—11.0%
Automobiles—5.5%
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(2)	31	31
2019-2, C 144A 3.170%, 6/12/25(2)	166	168
2021-2, C 144A 0.970%, 7/13/27(2)	330	330
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	215	217
Avis Budget Rental Car Funding LLC (AESOP) 2019-3A, A 144A 2.360%, 3/20/26(2)	270	282
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	125	125
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(2)	225	233
2019-3A, D 144A 3.040%, 4/15/25(2)	240	248
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(2)	265	269
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	240	243
DT Auto Owner Trust
2019-2A, B 144A 2.990%, 4/17/23(2)	45	45
2019-2A, C 144A 3.180%, 2/18/25(2)	295	299
Exeter Automobile Receivables Trust
2018-3A, C 144A 3.710%, 6/15/23(2)	24	24
2019-2A, C 144A 3.300%, 3/15/24(2)	193	195
2019-4A, C 144A 2.440%, 9/16/24(2)	285	289
First Investors Auto Owner Trust 2021-1A, C 144A 1.170%, 3/15/27(2)	300	300
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(2)	260	269

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-3, C 144A 1.730%, 9/15/26(2)	$260	$265
2021-1, C 144A 0.910%, 3/15/27(2)	340	337
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(2)	260	264
2019-4A, C 144A 3.060%, 8/15/25(2)	260	269
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(2)	240	247
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	145	147
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	56	56
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(2)	240	245
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(2)	189	190
2021-1, C 144A 0.840%, 6/10/26(2)	335	335
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(2)	270	272
		6,194

Credit Card—0.9%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(2)	410	414
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(2)	305	306
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	280	279
		999

Other—4.5%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	60	62
2019-A, A 144A 3.140%, 7/16/40(2)	219	225
2019-A, C 144A 4.010%, 7/16/40(2)	265	279
2020-AA, B 144A 2.790%, 7/17/46(2)	270	277
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	258	270
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(2)	175	178
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(2)	285	284
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	179	181
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(2)	37	38
2021-1A, A 144A 1.510%, 11/21/33(2)	206	206
	Par Value	Value

Other—continued
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(2)	$94	$97
2021-1A, A 144A 1.270%, 5/15/41(2)	261	261
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	245	262
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(2)	270	276
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(2)	280	281
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(2)	157	160
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	121	124
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(2)	200	205
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(2)	86	87
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(2)	63	63
2020-1A, A 144A 1.710%, 2/20/25(2)	205	207
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	128	128
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	136	140
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(2)	335	335
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(2)	18	18
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	168	175
Upstart Securitization Trust 2021-1, A 144A 0.870%, 3/20/31(2)	231	231
		5,050

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(2)	141	145
Total Asset-Backed Securities (Identified Cost $12,234)		12,388

Corporate Bonds and Notes—32.0%
Communication Services—1.7%
Cable Onda S.A. 144A 4.500%, 1/30/30(2)	200	211
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	110	116
Diamond Sports Group LLC
144A 5.375%, 8/15/26(2)	100	65
144A 6.625%, 8/15/27(2)(5)	55	27
DISH DBS Corp.
5.000%, 3/15/23	95	100
7.750%, 7/1/26	100	113
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	225	228
Radiate Holdco LLC 144A 4.500%, 9/15/26(2)	35	36

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(2)	$188	$201
Telesat Canada
144A 5.625%, 12/6/26(2)	65	65
144A 6.500%, 10/15/27(2)	85	81
T-Mobile USA, Inc. 3.875%, 4/15/30	300	335
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	160	172
Verizon Communications, Inc. 2.550%, 3/21/31	156	160
		1,910

Consumer Discretionary—2.1%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(2)	200	205
Aramark Services, Inc. 144A 6.375%, 5/1/25(2)	100	106
Carriage Services, Inc. 144A 4.250%, 5/15/29(2)	75	75
Ford Motor Co. 9.000%, 4/22/25	206	254
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	95	95
Hanesbrands, Inc. 144A 5.375%, 5/15/25(2)	195	206
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(2)	55	56
International Game Technology plc 144A 4.125%, 4/15/26(2)	220	229
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(2)	5	5
M/I Homes, Inc. 4.950%, 2/1/28	190	198
Marriott International, Inc. Series HH 2.850%, 4/15/31	30	31
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	165	169
PulteGroup, Inc. 6.375%, 5/15/33	120	159
QVC, Inc. 4.375%, 3/15/23	145	153
Scientific Games International, Inc.
144A 5.000%, 10/15/25(2)	130	134
144A 8.250%, 3/15/26(2)	70	75
144A 7.000%, 5/15/28(2)	35	38
Tenneco, Inc. 144A 5.125%, 4/15/29(2)	205	211
		2,399

Consumer Staples—1.3%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(2)	330	334
144A 3.500%, 3/15/29(2)	20	20
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	200	228
4.750%, 1/23/29	52	62
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	170	198
BAT Capital Corp. 4.906%, 4/2/30	240	276
	Par Value	Value

Consumer Staples—continued
Post Holdings, Inc. 144A 4.500%, 9/15/31(2)	$145	$145
Vector Group Ltd. 144A 5.750%, 2/1/29(2)	225	229
		1,492

Energy—3.8%
Aker BP ASA 144A 2.875%, 1/15/26(2)	265	279
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	120	117
Boardwalk Pipelines LP 4.950%, 12/15/24	185	207
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(2)	80	84
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(2)	170	179
CrownRock LP
144A 5.625%, 10/15/25(2)	115	119
144A 5.000%, 5/1/29(2)	120	126
Energy Transfer LP Series H 6.500% (6)	220	224
EQM Midstream Partners LP
144A 6.000%, 7/1/25(2)	25	27
144A 6.500%, 7/1/27(2)	30	34
144A 4.750%, 1/15/31(2)	45	46
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	290	294
HollyFrontier Corp. 5.875%, 4/1/26	210	243
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(2)	85	89
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	320	472
Occidental Petroleum Corp. 5.500%, 12/1/25	5	6
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	100	105
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	150	157
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	300	391
Petroleos Mexicanos
6.500%, 3/13/27	155	164
7.690%, 1/23/50	190	183
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	200	219
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	144
4.200%, 3/15/28	80	90
Targa Resources Partners LP 5.875%, 4/15/26(5)	185	194
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	36	35
		4,228

Financials—11.9%
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	160
Allstate Corp. (The) Series B 5.750%, 8/15/53	200	218

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Ally Financial, Inc. Series B 4.700% (6)	$249	$258
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	270	289
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	265	279
Athene Global Funding 144A 2.450%, 8/20/27(2)	265	273
Bank of America Corp.
2.687%, 4/22/32	800	823
(3 month LIBOR + 0.770%) 0.946%, 2/5/26(3)	225	228
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	240	262
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	200	209
Blue Owl Finance LLC 144A 3.125%, 6/10/31(2)	275	273
Brighthouse Financial, Inc.
3.700%, 6/22/27(5)	38	41
5.625%, 5/15/30	163	198
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	200	215
Brookfield Finance, Inc. 2.724%, 4/15/31	445	458
Capital One Financial Corp.
4.200%, 10/29/25	200	223
3.750%, 7/28/26	225	248
Charles Schwab Corp. (The) Series H 4.000% (6)	275	281
Citadel LP 144A 4.875%, 1/15/27(2)	190	205
Citigroup, Inc.
3.200%, 10/21/26	371	402
(3 month LIBOR + 1.250%) 1.395%, 7/1/26(3)	600	617
Corporate Office Properties LP 2.750%, 4/15/31	254	256
Discover Bank 4.682%, 8/9/28	500	531
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	280	290
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	225	259
Icahn Enterprises LP 6.250%, 5/15/26	225	239
Jefferies Group LLC 4.850%, 1/15/27	115	134
JPMorgan Chase & Co. 1.953%, 2/4/32	495	481
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	150	150
Liberty Mutual Group, Inc. 144A 4.569%, 2/1/29(2)	265	309
MetLife, Inc. Series G 3.850% (6)	280	294
Morgan Stanley
3.125%, 7/27/26	410	444
6.375%, 7/24/42	215	330
OneMain Finance Corp.
6.875%, 3/15/25	110	124
7.125%, 3/15/26	40	47
	Par Value	Value

Financials—continued
Prudential Financial, Inc.
5.875%, 9/15/42	$85	$90
5.625%, 6/15/43	270	290
Santander Holdings USA, Inc. 4.400%, 7/13/27	245	275
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	200	223
Synovus Financial Corp. 5.900%, 2/7/29	90	98
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	343
Toronto-Dominion Bank (The) 3.625%, 9/15/31	270	299
UBS AG 7.625%, 8/17/22	500	538
Wells Fargo & Co.
2.393%, 6/2/28	540	560
Series BB 3.900%(6)	420	435
Zions Bancorp NA 3.250%, 10/29/29	250	262
		13,461

Health Care—1.4%
Anthem, Inc. 2.875%, 9/15/29	185	196
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(2)	70	74
Centene Corp. 4.625%, 12/15/29	80	88
DaVita, Inc. 144A 4.625%, 6/1/30(2)	220	226
HCA, Inc. 5.250%, 6/15/49	140	179
Illumina, Inc. 2.550%, 3/23/31	138	140
Jaguar Holding Co. II 144A 5.000%, 6/15/28(2)	80	87
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(2)	75	76
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	65	66
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(2)	15	16
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(2)	25	27
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	170	162
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	230	253
		1,590

Industrials—2.1%
American Airlines, Inc. 144A 5.750%, 4/20/29(2)	60	65
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	280	293
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	200	210
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	215	234

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Boeing Co. (The)
5.150%, 5/1/30	$140	$166
5.930%, 5/1/60	179	247
Dycom Industries, Inc. 144A 4.500%, 4/15/29(2)	85	86
GFL Environmental, Inc.
144A 3.750%, 8/1/25(2)	170	175
144A 4.000%, 8/1/28(2)	55	54
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	215	295
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(2)	215	228
Stanley Black & Decker, Inc. 4.000%, 3/15/60	203	217
TransDigm, Inc. 5.500%, 11/15/27	95	99
		2,369

Information Technology—3.3%
Broadcom, Inc.
4.150%, 11/15/30	255	286
144A 2.450%, 2/15/31(2)	152	149
Citrix Systems, Inc. 3.300%, 3/1/30	365	384
Dell International LLC 8.100%, 7/15/36	95	145
Elastic N.V. 144A 4.125%, 7/15/29(2)	30	30
Flex Ltd. 3.750%, 2/1/26	191	209
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	255	290
HP, Inc. 3.400%, 6/17/30	320	343
Leidos, Inc. 2.300%, 2/15/31	295	288
Motorola Solutions, Inc.
4.600%, 2/23/28	163	190
4.600%, 5/23/29	85	99
NCR Corp. 144A 5.125%, 4/15/29(2)	130	134
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	205	215
SK Hynix, Inc. 144A 1.500%, 1/19/26(2)	400	395
Square, Inc. 144A 3.500%, 6/1/31(2)	160	161
Vontier Corp. 144A 2.950%, 4/1/31(2)	237	238
Xerox Holdings Corp. 144A 5.500%, 8/15/28(2)	155	161
		3,717

Materials—1.7%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	200	206
Chemours Co. (The) 144A 5.750%, 11/15/28(2)	160	171
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	165	178
	Par Value	Value

Materials—continued
Glencore Funding LLC 144A 2.850%, 4/27/31(2)	$330	$336
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(2)	215	214
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(2)	290	309
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(2)	185	186
Teck Resources Ltd. 6.125%, 10/1/35	215	277
		1,877

Real Estate—2.0%
American Assets Trust LP 3.375%, 2/1/31	330	340
EPR Properties 4.750%, 12/15/26	275	298
GLP Capital LP 5.750%, 6/1/28	231	275
MPT Operating Partnership LP
5.000%, 10/15/27	80	85
4.625%, 8/1/29	45	48
3.500%, 3/15/31	185	187
Office Properties Income Trust 4.500%, 2/1/25	215	233
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	167
Retail Properties of America, Inc. 4.750%, 9/15/30	285	316
Service Properties Trust 4.950%, 2/15/27	245	244
		2,193

Utilities—0.7%
Exelon Corp. 3.497%, 6/1/22	135	138
National Fuel Gas Co. 2.950%, 3/1/31	90	91
Puget Energy, Inc. 144A 2.379%, 6/15/28(2)	169	171
Southern Co. (The) Series A 3.750%, 9/15/51	294	296
Talen Energy Supply LLC 144A 6.625%, 1/15/28(2)	105	96
		792

Total Corporate Bonds and Notes (Identified Cost $33,887)		36,028

Leveraged Loans—10.0%
Aerospace—0.8%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 0.000%, 1/18/27	46	46
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(3)	170	177
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(3)	230	229

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(3)	$210	$224
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(3)	229	226
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(3)	35	36
		938

Chemicals—0.7%
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27(3)	64	64
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.104%, 4/1/24(3)	223	220
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(3)	170	169
Starfruit Finco B.V. (1 month LIBOR + 1.750%) 2.843% - 5.000%, 10/1/25(3)	216	215
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.604%, 5/3/28(3)	155	154
		822

Consumer Durables—0.2%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(3)	110	109
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27(3)	109	110
		219

Consumer Non-Durables—0.1%
SRAM LLC (1 month LIBOR + 2.750%) 3.250%, 5/18/28(3)	59	59
Energy—0.2%
Buckeye Partners LP Tranche B, First Lien (3 month LIBOR + 2.250%) 2.354%, 11/1/26(3)	44	44
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(3)	76	76
DT Midstream, Inc. (3 month LIBOR + 2.000%) 0.000%, 6/12/28(3)(7)	60	60
		180

Financial—0.3%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27(3)	110	109
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.604%, 2/2/28(3)	244	242
	Par Value	Value

Financial—continued
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(3)(7)	$15	$15
		366

Food / Tobacco—0.5%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.854%, 1/15/27(3)	44	44
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.854%, 3/31/25(3)	68	67
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(3)	224	223
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.104%, 5/1/26(3)	224	223
		557

Forest Prod / Containers—0.4%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 1.827%, 7/1/26(3)	199	198
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 2.854%, 2/6/23(3)	225	224
		422

Gaming / Leisure—1.0%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(3)	25	25
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 0.000%, 12/23/24(3)(7)	170	168
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.000%, 4/18/24(3)	224	222
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/19/28(3)(7)	30	30
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.842%, 6/22/26(3)	225	223
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.854%, 3/13/28(3)	170	169
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/12/27(3)	118	115
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.854%, 7/8/24(3)	129	129
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(3)	69	68
		1,149

Healthcare—0.8%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.843%, 11/27/25	26	26

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(3)	$15	$14
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 2.500%, 2/22/28	129	130
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 0.000%, 6/7/23(3)	114	114
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22(3)	178	178
HCA, Inc. (3 month LIBOR + 1.750%) 0.000%, 6/23/28(3)(7)	25	25
ICON Luxembourg S.a.r.l.
Tranche B (3 month LIBOR + 2.500%) 0.000%, 6/16/28(3)(7)	24	24
Tranche B-1 (3 month LIBOR + 2.500%) 0.000%, 6/16/28(3)(7)	6	6
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.897%, 6/11/25(3)	126	125
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/17/25(3)	154	154
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28(3)	155	154
		950

Housing—0.6%
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24	240	239
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(3)(7)	165	164
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.093%, 11/21/24(3)	224	223
		626

Information Technology—0.7%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 9/19/24	173	172
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.854%, 10/2/25(3)	188	187
Sophia LP (3 month LIBOR + 3.750%) 3.897%, 10/7/27(3)	184	184
Tenable Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/28/28(3)(7)	50	50
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(3)	119	119
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.843%, 8/27/25(3)	62	62
		774

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(3)	222	222
	Par Value	Value

Manufacturing—continued
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27(3)	$224	$223
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.854%, 3/1/27(3)	20	20
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(3)	178	178
		643

Media / Telecom - Broadcasting—0.2%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.592%, 9/18/26(3)	180	180
Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.323%, 1/15/26(3)	147	144
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(3)	30	30
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.353%, 1/31/29(3)	35	35
		209

Media / Telecom - Diversified Media—0.1%
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.073%, 1/31/29(3)	100	99
Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(3)	64	63
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(3)	50	50
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.104%, 3/9/27	163	162
		275

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25(3)	225	223
Metals / Minerals—0.0%
Atkore International, Inc. (3 month LIBOR + 2.000%) 2.500%, 5/18/28(3)	35	35
Retail—0.3%
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27(3)	224	224
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(3)	125	125
		349

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Service—1.1%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(3)	$269	$268
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.345%, 2/6/26(3)	277	276
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(3)	123	123
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(3)	125	124
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.354%, 12/31/25(3)	215	213
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(3)	234	232
		1,236

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(3)	172	168
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.600%, 11/6/24(3)	92	92
		260

Transportation - Land Transportation—0.2%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 2.147%, 12/30/26(3)	224	222
Utility—0.4%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27	154	153
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(3)	210	208
Calpine Corp. 2019 (1 month LIBOR + 2.000%) 2.110%, 4/5/26(3)	147	145
		506

Total Leveraged Loans (Identified Cost $11,293)		11,299

	Shares
Preferred Stocks—0.8%
Financials—0.6%
Discover Financial Services Series D, 6.125%	85(8)	95
JPMorgan Chase & Co. Series HH, 4.600%	86(8)	89
KeyCorp Series D, 5.000%	140(8)	156
MetLife, Inc. Series D, 5.875%	88(8)	102
Truist Financial Corp. Series Q, 5.100%	250(8)	281
		723

	Shares	Value

Industrials—0.2%
General Electric Co. Series D, 3.449%(3)	231(8)	$226
Total Preferred Stocks (Identified Cost $857)		949

Exchange-Traded Fund—0.5%
VanEck Vectors High Yield Muni ETF(5)	8,804	560
Total Exchange-Traded Fund (Identified Cost $552)		560

Total Long-Term Investments—97.5% (Identified Cost $106,389)		109,916

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(9)	2,764,933	2,765
Total Short-Term Investment (Identified Cost $2,765)		2,765

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)	735,424	735
Total Securities Lending Collateral (Identified Cost $735)		735

TOTAL INVESTMENTS—100.6% (Identified Cost $109,889)		$113,416
Other assets and liabilities, net—(0.6)%		(691)
NET ASSETS—100.0%		$112,725

Abbreviations:
BAM	Build America Municipal Insured
CBO	Collateralized Bond Obligation
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
WaMu	Washington Mutual

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $52,712 or 46.8% of net assets.

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
(3)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Switzerland	1
Canada	1
Netherlands	1
Indonesia	1
Chile	1
Qatar	1
Other	4
Total	100%
† % of total investments as of June 30, 2021.

The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$12,388	$—	$12,388	$—
Corporate Bonds and Notes	36,028	—	36,028	—
Foreign Government Securities	1,973	—	1,973	—
Leveraged Loans	11,299	—	11,299	—
Mortgage-Backed Securities	28,919	—	28,539	380
Municipal Bonds	1,598	—	1,598	—
U.S. Government Securities	16,202	—	16,202	—
Equity Securities:
Preferred Stocks	949	—	949	—
Securities Lending Collateral	735	735	—	—
Exchange-Traded Fund	560	560	—	—
Money Market Mutual Fund	2,765	2,765	—	—
Total Investments	$113,416	$4,060	$108,976	$380
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.